Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 10,827	$ 10,308	$ 7,826
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	6,355	6,446	6,955
Amortization of operating lease expense	6,581	9,337	10,813
Amortization of intangible assets	652	591	526
Provision for credit losses	88	566	1,184
Income from equity method investment	(15)	(19)	(82)
Loss (gain) on disposal of property and equipment	315	(283)	89
(Gain) loss from disposal of subsidiaries	(8)	90
Deferred income taxes	589	1,524	1,238
Changes in operating assets and liabilities:
Notes receivable	(724)	(682)	(1,043)
Accounts receivable	(31,241)	(10,734)	(16,978)
Prepayments and other current assets	4,823	3,450	(1,992)
Due from related parties	(626)	(40)
Other non-current assets	2,939	(3,670)
Accounts payable	29,313	4,509	7,897
Due to related parties	8	(80)
Salary and welfare payable	(1,536)	1,457	(965)
Accrued expenses and other current liabilities	(8,220)	177	551
Operating lease liabilities	(6,769)	(9,417)	(11,294)
Tax payables	779	105	(453)
Other non-current liabilities	880	500	539
Net cash provided by operating activities	15,010	14,135	4,811
Cash flows from investing activities:
Investments deposit refund	6,810	5,676
Investments deposit	(9,057)
Loan to a third party	(5,757)
Loan repaid from a third party	2,808
Purchase of intangible assets	(9,096)	(17,932)	(340)
Purchase of property and equipment	(29,465)	(10,780)	(6,908)
Proceeds from disposal of property and equipment	1,332	1,212	533
Proceeds from disposal of subsidiaries	9,656	51
Consideration deposit received from third parties	140	2,838
Dividend received from investment		114
Net cash used in investing activities	(32,629)	(18,821)	(6,715)
Cash flows from financing activities:
Proceeds from initial public offering		8,547
Proceeds from notes payable	34,003	8,515	2,119
Repayments of notes payable	(27,381)	(2,022)
Proceeds from short-term bank loans	50,301	37,876	61,269
Repayments of short-term bank loans	(46,464)	(48,661)	(55,485)
Proceeds from long-term bank loans	16,543
Due to related parties		(600)	600
Capital contribution from non-controlling shareholders	2,070	556
Dividend to non-controlling shareholders			(254)
Payment of deferred issuance costs		(279)	(81)
Advance from a third-party		7,237
Net cash provided by financing activities	29,072	11,169	8,168
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(533)	(558)	(1,814)
Net increase in cash, cash equivalents and restricted cash	10,920	5,925	4,450
Cash, cash equivalents and restricted cash, beginning of year	29,293	23,368	18,918
Cash, cash equivalents and restricted cash, end of year	40,213	29,293	23,368
Supplemental cash flow information:
Cash paid for income tax	589	634	187
Cash paid for interest	1,924	1,775	2,227
Non-cash transaction in investing and financing activities:
Liabilities incurred (settled) for purchase of property and equipment	344	(387)	(1,214)
Operating lease right-of-use assets (extinguished) obtained in exchange for operating lease liabilities	(2,115)	(1,347)	9,674
Reclassification of deferred issuance costs		81
Reconciliation to amount on consolidated balance sheets:
Cash and cash equivalents	34,668	26,725	21,285
Restricted cash	5,545	2,568	2,083
Total cash, cash equivalents and restricted cash	$ 40,213	$ 29,293	$ 23,368